Share-based payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based payments
Profit/(loss) before income tax	$ 12,417,000	$ 54,828,000
Employee stock option plan
Share-based payments
Exercised during the period (units)	50,000
Forfeited	100,000
Profit/(loss) before income tax	$ 31,000
Modified complex options
Share-based payments
Exercised during the period (units)	220,731
Forfeited	1,839,419
Profit/(loss) before income tax	$ 128,000